UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):	_________
Commission File Number of securitizer:	_________
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743166
Central Index Key Number of sponsor: Not applicable
Starwood Mortgage Residential Trust 2020-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Sossen, Chief Operating Officer (203) 422-8191

Name and telephone number, including area code, of the person to contact in connection with this filing.

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.	Findings and Conclusions of Third Party Due Diligence Reports Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, and 99.7 for the related information.
Item 3.	Exhibits
99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton Valuations Summary
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton ATR QM Upload
99.7	Clayton Waived Conditions Summary

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 31, 2020
SMRF DEPOSITOR, LLC (Depositor)

By:	/s/ Andrew Sossen
Name: Andrew Sossen
Title: Authorized Signatory of SMRF Depositor, LLC

EXHIBIT INDEX
Exhibit Number
99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton Valuations Summary
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton ATR QM Upload
99.7	Clayton Waived Conditions Summary